Subsequent Events (Details Narrative) - Subsequent Event [Member]	7 Months Ended	8 Months Ended
	Jul. 30, 2025 $ / shares	Aug. 28, 2025 $ / shares	Jul. 28, 2025
Series F Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid	$ 0.59375
Preferred Stock, Dividend Rate, Percentage	9.50%
Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid		$ 0.57812
Preferred Stock, Dividend Rate, Percentage		9.25%
VLCCs Hull 5531 And Hull 5532 [Member]
Subsequent Event [Line Items]
Number of Shipbuilding contracts			2
Number of vessels under construction.			2